Other Expenses	12 Months Ended
Dec. 31, 2022
Other Expenses
Other Expenses

10.Other Expenses

Other expenses consist of the following:

In € thousand	2022	2021	2020
Foreign currency losses	3,264	1,054	107
Miscellaneous other items	4	982	23
Total other expenses	3,268	2,036	130

Foreign currency losses of €3,264 thousand in 2022 (2021: €1,054 thousand; 2020: €107 thousand) are primarily derived from unfavorable exchange rate movements on the Group’s cash holdings denominated in US Dollar and from currency losses on foreign trade payables.